Investment Portfolio	as of June 30, 2020 (Unaudited)

DWS Core Equity Fund

	Shares	Value ($)
Common Stocks 99.0%
Communication Services 9.6%
Diversified Telecommunication Services 0.7%
Verizon Communications, Inc.	436,442	24,061,047
Entertainment 2.0%
Activision Blizzard, Inc.	193,481	14,685,208
Live Nation Entertainment, Inc.*	176,413	7,820,388
Netflix, Inc.*	19,256	8,762,250
Roku, Inc.* (a)	218,201	25,426,963
Spotify Technology SA*	58,083	14,996,450
		71,691,259
Interactive Media & Services 4.2%
Alphabet, Inc. "A"*	44,039	62,449,504
Alphabet, Inc. "C"*	51,700	73,083,637
TripAdvisor, Inc.	707,539	13,450,317
		148,983,458
Media 0.9%
Interpublic Group of Companies, Inc.	881,719	15,130,298
Omnicom Group, Inc.	356,347	19,456,546
		34,586,844
Wireless Telecommunication Services 1.8%
T-Mobile U.S., Inc.*	614,688	64,019,755
Consumer Discretionary 11.8%
Auto Components 1.0%
Gentex Corp.	1,321,383	34,052,040
Hotels, Restaurants & Leisure 1.6%
Marriott International, Inc. "A"	135,889	11,649,764
Wyndham Hotels & Resorts, Inc.	648,068	27,620,658
Yum China Holdings, Inc.	363,283	17,463,014
		56,733,436
Household Durables 1.9%
D.R. Horton, Inc.	932,696	51,717,993
PulteGroup, Inc.	490,587	16,694,676
		68,412,669
Internet & Direct Marketing Retail 6.5%
Amazon.com, Inc.*	84,732	233,760,336
Specialty Retail 0.4%
Best Buy Co., Inc.	159,935	13,957,527
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	147,101	14,423,253
Consumer Staples 5.8%
Beverages 3.5%
Coca-Cola Co.	197,452	8,822,155
Keurig Dr Pepper, Inc.	310,430	8,816,212
Molson Coors Beverage Co. "B"	1,147,166	39,416,624
PepsiCo, Inc.	500,829	66,239,644
		123,294,635
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	95,464	28,945,640
U.S. Foods Holding Corp.*	712,288	14,046,319
Walmart, Inc.	77,763	9,314,452
		52,306,411
Personal Products 0.8%
Herbalife Nutrition Ltd.*	663,493	29,843,915
Energy 2.8%
Energy Equipment & Services 0.6%
National Oilwell Varco, Inc.	1,178,805	14,440,361
Schlumberger Ltd.	493,629	9,077,838
		23,518,199
Oil, Gas & Consumable Fuels 2.2%
Cheniere Energy, Inc.*	609,471	29,449,639
Kinder Morgan, Inc.	928,649	14,087,605
Marathon Petroleum Corp.	467,213	17,464,422
Targa Resources Corp.	833,856	16,735,490
		77,737,156
Financials 10.1%
Banks 3.0%
Bank of America Corp.	1,050,986	24,960,918
JPMorgan Chase & Co.	623,256	58,623,459
Popular, Inc.	319,511	11,876,224
Wells Fargo & Co.	377,827	9,672,371
		105,132,972
Capital Markets 3.7%
Ameriprise Financial, Inc.	228,674	34,310,247
Ares Capital Corp. (a)	1,031,483	14,904,929
CME Group, Inc.	150,199	24,413,345
Intercontinental Exchange, Inc.	235,755	21,595,158
MSCI, Inc. "A"	72,890	24,332,140
The Goldman Sachs Group, Inc.	71,235	14,077,461
		133,633,280
Insurance 3.4%
Arthur J. Gallagher & Co.	247,657	24,144,081
Chubb Ltd.	155,018	19,628,379
Everest Re Group Ltd.	69,030	14,233,986
MetLife, Inc.	1,255,516	45,851,445
Progressive Corp.	234,021	18,747,422
		122,605,313
Health Care 14.7%
Biotechnology 4.2%
Alexion Pharmaceuticals, Inc.*	308,208	34,593,266
Amgen, Inc.	267,923	63,192,319
Biogen., Inc.*	107,253	28,695,540
Gilead Sciences, Inc.	318,595	24,512,699
		150,993,824
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	230,131	19,814,279
Hill-Rom Holdings, Inc.	283,366	31,107,920
Medtronic PLC	175,183	16,064,281
		66,986,480
Health Care Providers & Services 4.7%
Anthem, Inc.	48,521	12,760,053
Centene Corp.*	266,047	16,907,287
Cigna Corp.*	102,189	19,175,766
DaVita, Inc.*	474,421	37,545,678
Guardant Health, Inc.*	466,996	37,887,385
HCA Healthcare, Inc.	256,107	24,857,745
Molina Healthcare, Inc.*	95,261	16,954,553
		166,088,467
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	588,680	34,614,384
Johnson & Johnson	124,722	17,539,655
Merck & Co., Inc.	624,082	48,260,261
Pfizer, Inc.	1,177,564	38,506,343
		138,920,643
Industrials 9.1%
Aerospace & Defense 3.7%
Howmet Aerospace, Inc.	720,686	11,422,873
L3Harris Technologies, Inc.	290,013	49,206,505
Lockheed Martin Corp.	88,616	32,337,751
Teledyne Technologies, Inc.*	130,024	40,430,963
		133,398,092
Building Products 0.5%
Owens Corning	328,604	18,322,959
Commercial Services & Supplies 1.6%
Waste Management, Inc.	518,929	54,959,771
Industrial Conglomerates 0.6%
Honeywell International, Inc.	157,353	22,751,670
Machinery 0.9%
Ingersoll Rand, Inc.* (a)	336,115	9,451,554
Parker-Hannifin Corp.	125,591	23,017,062
		32,468,616
Professional Services 0.6%
Equifax, Inc.	124,133	21,335,980
Road & Rail 1.2%
Norfolk Southern Corp.	95,713	16,804,331
Union Pacific Corp.	144,851	24,489,959
		41,294,290
Information Technology 26.2%
IT Services 3.9%
Gartner, Inc.*	271,362	32,924,351
Visa, Inc. "A" (a)	546,228	105,514,863
		138,439,214
Semiconductors & Semiconductor Equipment 4.5%
Intel Corp.	845,084	50,561,376
NVIDIA Corp.	23,865	9,066,552
QUALCOMM., Inc.	529,237	48,271,707
Teradyne, Inc.	622,467	52,604,686
		160,504,321
Software 10.3%
ANSYS, Inc.*	34,030	9,927,572
Intuit, Inc.	29,631	8,776,406
Microsoft Corp.	1,260,223	256,467,983
Oracle Corp.	1,362,063	75,281,222
Splunk, Inc.*	82,282	16,349,433
		366,802,616
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	737,501	269,040,365
Materials 2.7%
Chemicals 0.8%
Air Products & Chemicals, Inc.	65,895	15,911,007
Westlake Chemical Corp. (a)	249,481	13,384,655
		29,295,662
Containers & Packaging 0.4%
International Paper Co.	222,203	7,823,768
Sonoco Products Co.	166,563	8,709,579
		16,533,347
Metals & Mining 1.5%
Arconic Corp.*	981,558	13,673,103
Steel Dynamics, Inc.	1,482,105	38,668,120
		52,341,223
Real Estate 3.3%
Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities, Inc.	130,700	20,211,448
Digital Realty Trust, Inc.	266,595	37,885,815
Iron Mountain, Inc. (a)	585,356	15,277,792
Prologis, Inc.	398,011	37,146,367
Public Storage	40,413	7,754,850
		118,276,272
Utilities 2.9%
Electric Utilities 0.9%
Evergy, Inc.	284,939	16,894,033
Pinnacle West Capital Corp.	189,126	13,861,045
		30,755,078
Gas Utilities 0.3%
UGI Corp.	370,675	11,787,465
Multi-Utilities 0.5%
WEC Energy Group, Inc.	222,059	19,463,471
Water Utilities 1.2%
American Water Works Co., Inc.	321,515	41,366,120
Total Common Stocks (Cost $2,722,709,257)		3,534,879,451
Rights 0.0%
Communication Services
T-Mobile U.S., Inc. Expiration Date 7/27/2020* (Cost $252,796)	683,233	114,783
Securities Lending Collateral 4.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (b) (c) (Cost $157,357,252)	157,357,252	157,357,252
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 0.12% (b) (Cost $38,480,930)	38,480,930	38,480,930
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $2,918,800,235)	104.5	3,730,832,416
Other Assets and Liabilities, Net	(4.5)	(161,238,335)
Net Assets	100.0	3,569,594,081

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended June 30, 2020 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 6/30/2020	Value ($) at 6/30/2020
Securities Lending Collateral 4.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.05% (b) (c)
20,619,600	136,737,652 (d)	—	—	—	47,811	—	157,357,252	157,357,252
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 0.12% (b)
27,793,487	295,033,031	284,345,588	—	—	172,079	—	38,480,930	38,480,930
48,413,087	431,770,683	284,345,588	—	—	219,890	—	195,838,182	195,838,182

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2020 amounted to $155,656,063, which is 4.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,534,879,451	$—	$—	$3,534,879,451
Rights	114,783	—	—	114,783
Short-Term Investments (e)	195,838,182	—	—	195,838,182
Total	$3,730,832,416	$—	$—	$3,730,832,416

(e)	See Investment Portfolio for additional detailed categorizations.